RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
RELATED PARTY TRANSACTIONS
Advance from customers	$ 489,784	$ 1,028,318
VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Advance from customers	489,784	1,028,318
Affiliated Entity | VIE and its subsidiaries
RELATED PARTY TRANSACTIONS
Sales to affiliated companies	26,508	0	$ 122,189
Advance from customers	$ 1,601,332	$ 0